================================================================================
                                  ANNUAL REPORT
================================================================================

          1997
          1997
          1997
          1997
          1997


                                   Smith Barney
                                   Money Funds, Inc.

                                   ---------------------------------------------

                                   December 31, 1997



                            [LOGO] Smith Barney Mutual Funds
                                   Investing for your future.
                                   Every day.

==============================
Smith Barney Money Funds, Inc.
==============================

Dear Shareholder:

We are pleased to provide the annual report for the Smith Barney Money Funds, Inc. for the year ended December 31, 1997. In this report, we summarize the period's prevailing economic and market conditions and outline our portfolio strategy. A summary of performance and more detailed financial information can be found in the appropriate sections that follow.

Performance Summary

The chart below shows the yields for the Cash, Government and Retirement Portfolios that make up the Smith Barney Money Funds for the seven-day period ended December 31, 1997.

Smith Barney Money Funds Yields (Class A Shares)

                                                            Seven-Day
Portfolio                     Seven-Day Yield           Effective Yield*
================================================================================
 Cash                             5.09%                      5.22%
 Government                       5.08%                      5.20%
 Retirement                       5.04%                      5.17%

Please note that your investment in Smith Barney Money Funds is neither insured, nor guaranteed, by the U.S. government. Moreover, no assurance can be given that the Smith Barney Money Funds will be able to maintain a stable net asset value ("NAV") of $1.00 per share.

Market Update and Outlook

Despite the recent troubles in the global stock markets, it has been relatively quiet in the money markets so far this year. The Federal Reserve Board ("Fed") has stayed patient and has kept its monetary policy relatively unchanged. The Fed's hands-off approach has helped the U.S. economy to grow moderately while inflation remains subdued. The Federal Open Market Committee ("FOMC"), a key committee that sets short-term monetary policy for the Fed, last raised interest rates in late March 1997. Since then, both long- and short-term interest rates have traded in a narrow range and investors who were long and fully invested have been rewarded.


----------
* The seven-day effective yield is calculated similarly to the seven-day yield but, when annualized, the income earned by an investment in the Portfolio or the Class is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.

Fed Chairman Alan Greenspan recently testified before the Joint Economic Committee of Congress where he discussed the financial turmoil in Asia and its possible effects on the U.S. markets. As a result of events in Asia, Greenspan expects some slowing in U.S. economic growth. In addition, the Fed Chairman reiterated many points that we have raised throughout the year: namely, that inflation remains low, labor markets are tight and labor productivity continues to improve. Greenspan also stated that the U.S. stock market drop of late October was salutary for the U.S. economy because it could possibly dampen consumer demand and bring stock valuations back down from their lofty levels.

The U.S. economy is still growing strong. In our view, the key to prolonging the current expansion is low inflation. However, we have seen a slight pick-up in labor costs recently. The employment cost index increased 0.8% in the third quarter, and is running at a 3.0% for the twelve months ended September 1997 versus 2.8% for the comparable period in 1996.

We think that the Asian market crisis should help to keep inflation low. However, the degree to which it slows the capital spending of U.S. corporations remains an open question. Weak demand in Asia and a stronger U.S. dollar will have some modest (although negative) effect on U.S. economic growth in 1998. The Fed will most likely wait to see the impact of all these events before making any changes to its monetary policy.

While the outcome of the Asian crisis is still unknown, U.S. leaders, the International Monetary Fund and the Asian countries involved are working together to establish reforms that will assist them in stabilizing their economies. The Asian crisis will put downward pressure on prices of goods as Korea and Indonesia export goods to the U.S., at cheaper prices. This will keep prices of U.S. goods low or even reduce prices in order to remain competitive.

This is not a destabilizing force as Chairman Greenspan reiterated in his speech in early January. He distinguishes between a decline in specific goods price such as computers, as opposed to sharply sliding real estate and stock prices, which could cause a deflationary spiral. Chairman Greenspan sees little risk of deflation because economic growth and consumer demand in the U.S. remain strong.

Investment Strategy

The yield curve remains fairly flat and over the next several months we expect relatively little interest rate volatility. (The yield curve shows the difference between short- and long-term yields.) We will continue to invest across the yield curve if and when we identify good value. We will target the average maturity for the Cash Portfolio, Government Portfolio and Retirement Portfolio at 80 days, 70 days and 65 days, respectively.

As you have probably read in various financial papers, major U.S. banks, brokerage firms and multinational corporations have exposure to Asia. However, these companies have had several years of excellent profitability and reserve building among the issuers we purchase for the Portfolios.

We are not anticipating major downgradings in the ratings of any of our issuers. The Japanese banking system remains in turmoil with major downgradings and some bankruptcies occurring. Spreads between top European bank certificates of deposits ("CDs") and Japanese bank CDs have widened by as much as 100 basis points (1.00%) and are now currently 60 basis points (0.60%). We currently hold no Japanese bank exposure in the Portfolios.

On a more somber note, we are saddened by the loss of an outstanding physician and Director of the Fund, Dr. Francis P. Martin. His knowledge and wisdom will be missed.

In closing, thank you for investing in the Smith Barney Money Funds, Inc. We look forward to continuing to help you pursue your financial goals.

Sincerely,


/s/ Heath B. McLendon                           /s/ Phyllis M. Zahorodny

Heath B. McLendon                               Phyllis M. Zahorodny
Chairman                                        Vice President


January 14, 1998

=================================================================================================
Schedules of Investments                                                        December 31, 1997
=================================================================================================

                                          CASH PORTFOLIO
      FACE                                                          ANNUALIZED
     AMOUNT                       SECURITY                             YIELD            VALUE
=================================================================================================
U.S. AGENCIES AND INSTRUMENTALITIES -- 4.8%
$   150,000,000  Federal Farm Credit Bank
                    matures 1/2/98                                     5.60%      $   149,999,655
     50,000,000  Federal Home Loan Bank
                    matures 1/30/98                                    5.50            49,784,513
    227,731,000  Federal Home Loan Mortgage Corp.
                    mature 1/30/98 to 4/8/98                       5.50 to 6.00       226,618,218
    750,300,000  Federal National Mortgage Corp.
                    mature 1/5/98 to 6/19/98                       5.50 to 6.00       745,031,791
     94,300,000  Student Loan Marketing Association
                    matures 6/10/98                                    6.00            94,247,502
    200,000,000  World Bank
                    matures 5/7/98                                     5.60           196,185,000
-------------------------------------------------------------------------------------------------
                 TOTAL U.S. AGENCIES AND
                 INSTRUMENTALITIES
                 (Cost -- $1,461,866,679)                                           1,461,866,679
=================================================================================================
MEDIUM TERM NOTES -- 5.8%
     50,000,000  Australia and New Zealand Bank
                    matures 2/19/98                                    5.70            49,996,463
    100,000,000  Bank of America (Illinois)
                    matures 5/22/98                                    6.10            99,988,935
    245,000,000  Bank of New York
                    mature 1/15/98 to 5/15/98                      5.81 to 6.10       245,009,673
    150,000,000  Beta Finance, Inc.
                    mature 7/15/98 to 11/17/98                     5.88 to 5.91       150,000,000
    255,000,000  CC USA, Inc.
                    mature 6/4/98 to 7/17/98                       5.90 to 6.00       255,008,519
    395,000,000  FCC National Bank
                    mature 2/4/98 to 6/16/98                       5.70 to 6.10       394,979,873
     50,000,000  First Chicago Corp.
                    matures 5/26/98                                    6.10            49,996,209
     50,000,000  First Union National Bank
                    matures 1/12/98                                    5.70            50,000,000
     85,350,000  Ford Motor Credit Co.
                    matures 2/26/98                                    5.86            85,401,368
     14,500,000  General Motors Acceptance Corp.
                    matures 6/8/98                                     6.10            14,517,119
    225,000,000  Merrill Lynch & Co., Inc.
                    mature 1/15/98 to 7/22/98                      5.84 to 5.88       224,998,127
     25,000,000  National Bank of Detroit
                    matures 1/30/98                                    5.80            24,999,792
     50,000,000  NationsBank
                    matures 3/23/98                                    5.78            50,000,000


                       See Notes to Financial Statements.

=================================================================================================
Schedules of Investments (continued)                                            December 31, 1997
=================================================================================================

                                          CASH PORTFOLIO

      FACE                                                          ANNUALIZED
     AMOUNT                       SECURITY                             YIELD            VALUE
=================================================================================================
MEDIUM TERM NOTES -- 5.8% (continued)
$   133,900,000  Westpac
                    mature 12/11/98 to 12/16/98                   5.90% to 5.93%  $   133,883,941
-------------------------------------------------------------------------------------------------
                 TOTAL MEDIUM TERM NOTES
                 (Cost -- $1,828,780,019)                                           1,828,780,019
=================================================================================================
DOMESTIC CERTIFICATES OF DEPOSIT -- 4.1%
     75,000,000  Bank America National Trust Savings
                    Association matures 5/13/98                        5.80            74,986,640
    150,000,000  Chase Manhattan Bank
                    mature 3/23/98 to 4/6/98                       5.65 to 5.67       150,000,000
    225,000,000  Chase Manhattan Delaware
                    mature 2/18/98 to 4/6/98                       5.65 to 5.75       225,000,000
    200,000,000  Harris Trust
                    matures 1/23/98                                    5.75           200,000,000
    500,000,000  Morgan Guaranty
                    mature 1/13/98 to 3/17/98                      5.76 to 5.95       499,996,577
     70,000,000  National Bank of Detroit
                    mature 1/6/98 to 5/11/98                       5.60 to 5.75        69,384,021
     50,000,000  NationsBank, NA
                    matures 1/30/98                                    5.75            50,000,000
-------------------------------------------------------------------------------------------------
                 TOTAL DOMESTIC CERTIFICATES
                 OF DEPOSIT
                 (Cost -- $1,269,367,238)                                           1,269,367,238
=================================================================================================
OTHER CERTIFICATE PROGRAM -- 0.3%
    100,000,000  Standard Credit Card Trust Dakota Certificate
                    Program mature 1/23/98 to 2/20/98
                 (Cost -- $99,344,140)                             5.69 to 5.78        99,344,140
=================================================================================================
TIME DEPOSITS -- 1.7%
     50,000,000  Bank America National Trust Savings
                    Association matures 1/12/98                        5.60            50,000,000
    236,857,000  First Chicago National Bank
                    matures 1/2/98                                     6.75           236,857,000
    200,000,000  Republic National Bank of New York
                    matures 1/2/98                                     6.75           200,000,000
-------------------------------------------------------------------------------------------------
                 TOTAL TIME DEPOSITS
                 (Cost -- $486,857,000)                                               486,857,000
=================================================================================================
COMMERCIAL PAPER -- 49.0%
    250,000,000  Abbey National North America
                    mature 1/9/98 to 3/11/98                       5.70 to 5.80       248,481,764
    200,000,000  ABN AMRO Bank NV
                    mature 1/12/98 to 4/30/98                      5.70 to 5.73       198,644,320


                       See Notes to Financial Statements.

=================================================================================================
Schedules of Investments (continued)                                            December 31, 1997
=================================================================================================

                                          CASH PORTFOLIO

      FACE                                                          ANNUALIZED
     AMOUNT                       SECURITY                             YIELD            VALUE
=================================================================================================
COMMERCIAL PAPER -- 49.0% (continued)
$   122,116,000  A.C. Acquisition
                    mature 1/13/98 to 2/26/98                     5.59% to 5.76%  $   121,181,759
     10,308,000  AH Robins
                    matures 3/12/98                                    5.80            10,229,139
     35,000,000  Alliance & Leicester Bank
                    mature 1/29/98 to 2/26/98                      5.63 to 5.65        34,784,167
    120,000,000  American Home Products (AC Acquisition)
                    mature 2/26/98 to 3/13/98                      5.67 to 5.80       119,081,947
    200,000,000  American Express Credit Corp.
                    mature 1/26/98 to 4/1/98                       5.59 to 5.66       198,228,500
    223,445,000  Aspen Funding
                    mature 3/20/98 to 4/3/98                       5.83 to 5.84       220,566,097
    457,000,000  Asset Securitization Corp.
                    mature 1/29/98 to 3/17/98                      5.69 to 5.80       453,340,376
    350,000,000  Associates Corp. of North America
                    mature 1/12/98 to 3/18/98                      5.59 to 5.76       347,762,264
     40,000,000  AT&T Corp.
                    matures 4/3/98                                     5.62            39,440,844
     50,000,000  Bank Austriengellschaft
                    matures 2/20/98                                    5.75            49,606,250
    300,000,000  Bank Brussel Lambert
                    mature 1/7/98 to 5/8/98                        5.65 to 5.82       297,553,805
    349,000,000  Bank of Montreal
                    mature 1/22/98 to 2/18/98                      5.62 to 5.76       347,005,111
    100,000,000  Bank of Nova Scotia
                    mature 5/7/98 to 6/4/98                        5.70 to 5.81        97,823,992
    335,000,000  BCI Funding Corp.
                    mature 1/7/98 to 4/2/98                        5.70 to 5.80       332,071,608
    110,000,000  Bear, Stearns & Co.
                    mature 1/16/98 to 2/18/98                      5.62 to 5.78       109,454,091
    144,500,000  Beta Finance, Inc.
                    mature 2/18/98 to 3/25/98                      5.70 to 5.76       143,122,437
    575,000,000  Cades
                    mature 2/19/98 to 5/7/98                       5.63 to 5.75       567,428,688
    125,000,000  Cafco
                    mature 1/16/98 to 2/25/98                      5.65 to 5.75       124,235,416
     50,000,000  Cariplo Finance Inc.
                    matures 2/23/98                                    5.77            49,581,889
     25,000,000  CC USA, Inc.
                    matures 2/12/98                                    5.76            24,834,334
    136,380,000  Centric Capital Corp.
                    mature 1/14/98 to 1/26/98                      5.61 to 5.80       135,992,054
    100,000,000  Chase Manhattan Bank Corp.
                    matures 1/30/98                                    5.65            99,557,750

                       See Notes to Financial Statements.

=================================================================================================
Schedules of Investments (continued)                                            December 31, 1997
=================================================================================================

                                          CASH PORTFOLIO

      FACE                                                          ANNUALIZED
     AMOUNT                       SECURITY                             YIELD            VALUE
=================================================================================================
COMMERCIAL PAPER -- 49.0% (continued)
$   100,000,000  Chase Manhattan Bank Corp. USA Delaware
                    matures 2/12/98                                    5.65%      $    99,360,667
     25,000,000  Ciesco
                    matures 1/16/98                                    5.58            24,942,709
    290,000,000  CIT Group Holdings, Inc.
                    mature 1/12/98 to 4/24/98                      5.58 to 5.80       286,902,208
    220,000,000  Citicorp
                    matures 2/9/98                                 5.70 to 5.75       218,674,487
    160,000,000  Credito Italiano Delaware, Inc.
                    mature 1/21/98 to 5/11/98                      5.64 to 5.72       158,765,450
     50,000,000  Creditanstalt Finance Inc.
                    matures 3/11/98                                    5.74            49,458,542
    384,600,000  Cregem North America
                    mature 1/8/98 to 5/7/98                        5.65 to 5.77       380,957,814
    425,000,000  CXC Inc.
                    mature 1/12/98 to 4/15/98                      5.61 to 5.80       422,840,731
    438,000,000  Daimler-Benz North American Corp.
                    mature 1/23/98 to 4/28/98                      5.65 to 5.78       434,038,341
    369,753,000  Delaware Funding Corp.
                    mature 1/23/98 to 3/13/98                      5.66 to 5.80       366,616,312
    160,000,000  Den Danske Corp.
                    mature 1/26/98 to 4/6/97                       5.65 to 5.77       158,991,375
     25,000,000  E.I. du Pont De Nemours
                    matures 3/26/98                                    5.66            24,679,167
    100,000,000  Eiger Capital
                    matures 2/20/98                                    5.90            99,188,889
    204,158,000  Enterprise Funding Corp.
                    mature 1/5/98 to 3/19/98                       5.61 to 5.81       203,302,904
    115,000,000  Ford Credit Europe PLC
                    mature 1/9/98 to 4/6/98                        5.61 to 5.80       113,880,278
    300,000,000  Ford Motor Credit Co.
                    mature 1/9/98 to 4/3/98                        5.59 to 5.63       298,277,694
    670,100,000  General Electric Capital Corp.
                    mature 1/8/98 to 6/1/98                        5.59 to 5.82       660,313,445
    453,000,000  General Motors Acceptance Corp.
                    mature 3/23/98 to 5/11/98                      5.67 to 5.75       444,600,228
    333,000,000  Generale Bank
                    mature 1/7/98 to 4/6/98                        5.65 to 5.74       329,607,484
    160,084,000  Glaxo Holdings Inc.
                    mature 1/6/98 to 3/24/98                       5.58 to 5.80       158,498,767
    500,000,000  Goldman, Sachs & Co.
                    mature 2/13/98 to 6/12/98                      5.66 to 5.82       491,128,903
    275,000,000  Grand Metropolitan Capital Corp.
                    mature 1/7/98 to 3/31/98                       5.63 to 5.78       273,506,181

                       See Notes to Financial Statements.

=================================================================================================
Schedules of Investments (continued)                                            December 31, 1997
=================================================================================================

                                          CASH PORTFOLIO

      FACE                                                          ANNUALIZED
     AMOUNT                       SECURITY                             YIELD            VALUE
=================================================================================================
COMMERCIAL PAPER -- 49.0% (continued)
$   320,000,000  Halifax Building Society
                    mature 2/9/98 to 4/3/98                       5.63% to 5.78%  $   316,744,283
    100,000,000  International Nederlanden US Funding Corp.
                    mature 3/2/98 to 6/5/98                        5.80 to 5.82        98,307,014
     25,000,000  JC Penney
                    matures 3/20/98                                    5.77            24,692,334
    100,000,000  J.P. Morgan & Co.
                    matures 3/23/98                                    5.80            98,713,000
     40,000,000  Krediet Bank
                    matures 1/12/98                                    5.66            39,931,800
    345,000,000  Lloyds Bank
                    mature 1/5/98 to 4/28/98                       5.70 to 5.72       343,017,508
    100,000,000  Lucent Technologies
                    matures 2/23/98                                    5.77            99,160,834
    465,000,000  Merrill Lynch & Co. Inc.
                    mature 1/12/98 to 6/2/98                       5.61 to 5.82       459,691,467
    690,000,000  Morgan Stanley Dean Witter Discover
                    mature 1/15/98 to 6/15/98                      5.59 to 5.81       680,511,989
    200,000,000  National Australia Funding Delaware
                    matures 2/17/98                                    5.74           198,522,112
    125,000,000  National Bank of Canada Finance USA
                    mature 2/2/98 to 3/31/98                       5.63 to 5.72       123,943,833
    300,000,000  NationsBank Corp.
                    mature 1/12/98 to 3/23/98                      5.58 to 5.81       297,226,097
     40,000,000  New Center Asset Trust
                    matures 2/18/98                                    5.78            39,696,000
    120,000,000  Ontario Hydro
                    mature 2/20/98 to 3/16/98                      5.73 to 5.80       118,713,317
     97,825,000  Oesterreichische Kontroll Bank
                    matures 2/27/98                                    5.84            96,929,739
     34,500,000  Panasonic Finance Inc.
                    matures 3/2/98                                     5.64            34,183,175
    138,110,000  Preferred Receivable Funding Corp.
                    mature 1/20/98 to 3/5/98                       5.79 to 5.81       137,075,927
    225,000,000  Rabo Bank
                    mature 4/1/98 to 4/30/98                           5.70           221,214,333
     79,775,000  Royal Bank of Canada
                    matures 4/1/98                                     5.82            78,634,217
     50,000,000  Saint-Gobain Compagnie
                    matures 6/1/98                                     5.80            48,817,167
    313,000,000  San Paolo US Finance Inc.
                    mature 1/5/98 to 6/30/98                       5.64 to 5.81       309,199,908
    250,000,000  Sears & Roebuck Acceptance Corp.
                    mature 1/12/98 to 3/13/98                      5.59 to 5.82       248,303,375

                       See Notes to Financial Statements.

=================================================================================================
Schedules of Investments (continued)                                            December 31, 1997
=================================================================================================

                                          CASH PORTFOLIO

      FACE                                                          ANNUALIZED
     AMOUNT                       SECURITY                             YIELD            VALUE
=================================================================================================
COMMERCIAL PAPER -- 49.0% (continued)
$   205,000,000  Svenska Handelsbanken
                    mature 1/27/98 to 5/4/98                      5.66% to 5.76%  $   203,101,704
    115,251,000  Swedish Export Credit Corp.
                    mature 4/8/98 to 5/15/98                       5.79 to 5.81       113,277,466
    125,000,000  Toronto Dominion Holdings USA Inc.
                    mature 1/7/98 to 1/26/98                       5.67 to 5.70       124,662,688
     75,000,000  Westdeutsche Landesbank
                    matures 1/5/98                                     6.19            74,948,500
    300,000,000  Woolwich Bank
                    mature 1/9/98 to 6/5/98                        5.70 to 5.83       297,965,806
-------------------------------------------------------------------------------------------------
                 TOTAL COMMERCIAL PAPER
                 (Cost -- $14,995,726,771)                                         14,995,726,771
=================================================================================================
FOREIGN CERTIFICATES OF DEPOSIT -- 34.3%
    334,000,000  Abbey National PLC
                    mature 1/14/98 to 5/27/98                      5.70 to 6.10       334,004,463
     75,000,000  ABN AMRO Bank (Canada)
                    mature 2/13/98 to 3/5/98                       5.66 to 5.75        74,338,871
    100,000,000  ABN AMRO Bank (Chicago)
                    matures 1/22/98                                    5.81            99,998,899
    100,000,000  ABN AMRO Bank (New York)
                    matures 5/26/98                                    6.09            99,988,625
    165,000,000  ABN AMRO Bank NV
                    mature 1/9/98 to 5/14/98                       5.64 to 5.81       165,002,097
    225,000,000  Australia & New Zealand Banking Group
                    mature 2/12/98 to 4/8/98                       5.65 to 5.80       224,987,909
     75,000,000  Bank Austriengellschaft
                    matures 10/29/98                                   5.80            74,977,246
     96,000,000  Bank Brussels Lambert
                    mature 1/8/98 to 2/20/98                       5.65 to 5.77        95,999,933
    100,000,000  Bank of Montreal
                    mature 2/25/98 to 3/25/98                          5.75           100,000,000
    200,000,000  Bank of Nova Scotia
                    mature 2/24/98 to 10/1/98                      5.75 to 6.10       200,027,177
     25,000,000  Banco Santander
                    matures 2/20/98                                    5.67            25,001,021
    534,000,000  Banque National De Paris
                    mature 1/14/98 to 7/8/98                       5.65 to 6.12       533,988,272
     25,000,000  Banque National De Paris (San Francisco)
                    matures 5/7/98                                     5.71            25,000,851
    500,000,000  Barclays Bank
                    mature 1/9/98 to 1/23/98                       5.59 to 5.81       499,996,442
    515,000,000  Bayerische Landesbank
                    mature 2/18/98 to 7/17/98                      5.62 to 5.91       514,980,719

                       See Notes to Financial Statements.

=================================================================================================
Schedules of Investments (continued)                                            December 31, 1997
=================================================================================================

                                          CASH PORTFOLIO

      FACE                                                          ANNUALIZED
     AMOUNT                       SECURITY                             YIELD            VALUE
=================================================================================================
FOREIGN CERTIFICATES OF DEPOSIT -- 34.3% (continued)
$   440,000,000  Bayerische Vereinsbank
                    mature 2/19/98 to 10/6/98                     5.66% to 5.82%  $   439,985,986
    384,000,000  Canadian Imperial Bank Commerce
                    mature 1/13/98 to 10/6/98                      5.75 to 5.95       384,004,185
     25,000,000  Cariplo
                    matures 2/9/98                                     5.73            25,000,526
    460,000,000  Commerzbank
                    mature 1/6/98 to 8/17/98                       5.59 to 6.00       459,994,786
    527,000,000  Credit Agricole Indosuez
                    mature 1/12/98 to 10/7/98                      5.61 to 6.00       526,997,010
     94,000,000  Credit Suisse
                    mature 1/5/98 to 1/7/98                        5.59 to 5.65        94,000,156
    350,000,000  Creditanstalt Bankverein
                    mature 1/5/98 to 6/9/98                        5.60 to 6.10       349,997,362
     50,000,000  Credito Italiano
                    matures 2/19/98                                    5.80            50,000,671
    535,000,000  Deutsche Bank
                    mature 1/9/98 to 5/27/98                       5.64 to 6.10       534,986,367
    181,000,000  Dresdner Bank
                    mature 1/8/98 to 2/19/98                       5.73 to 5.75       180,994,517
    160,000,000  Generale Bank (New York)
                    mature 6/18/98 to 7/22/98                      5.61 to 5.86       160,027,489
    290,000,000  Hessiche Landesbank
                    mature 1/2/98 to 12/11/98                      5.59 to 6.12       289,990,834
    253,000,000  International Nederlanden Group
                    mature 1/13/98 to 3/5/98                       5.64 to 5.80       253,006,122
     25,000,000  Krediet Bank
                    matures 1/16/98                                    5.70            25,000,193
     80,000,000  Lloyds Bank
                    matures 5/11/98                                    5.70            80,014,269
    125,000,000  National Australia Bank
                    mature 2/20/98 to 5/11/98                      5.70 to 5.80       124,999,132
    250,000,000  National Bank of Canada
                    mature 2/10/98 to 12/11/98                     5.73 to 6.12       249,988,937
    443,000,000  National Westminster Bank PLC
                    mature 2/20/98 to 5/26/98                      5.70 to 6.09       442,767,578
    200,000,000  Rabobank
                    mature 1/14/98 to 7/29/98                      5.64 to 5.75       199,992,860
    525,000,000  Royal Bank of Canada
                    mature 1/7/98 to 12/11/98                      5.70 to 5.98       524,977,913
    600,000,000  Societe Generale (New York)
                    mature 1/9/98 to 6/5/98                        5.64 to 6.10       600,066,105
     83,000,000  Svenska Handelsbanken
                    mature 2/17/98 to 5/12/98                      5.70 to 5.76        83,003,898

                       See Notes to Financial Statements.

=================================================================================================
Schedules of Investments (continued)                                            December 31, 1997
=================================================================================================

                                          CASH PORTFOLIO

      FACE                                                          ANNUALIZED
     AMOUNT                       SECURITY                             YIELD            VALUE
=================================================================================================
FOREIGN CERTIFICATES OF DEPOSIT -- 34.3% (continued)
$   650,000,000  Swiss Bank Corp.
                    mature 2/17/98 to 5/22/98                     5.75% to 6.10%  $   649,996,940
    315,000,000  Toronto Dominion Bank
                    mature 1/8/98 to 4/8/98                        5.59 to 5.75       315,003,291
    100,000,000  Union Bank of Switzerland
                    matures 3/5/98                                     5.80           100,001,724
    325,000,000  Westdeutsche Landesbank
                    mature 2/3/98 to 7/9/98                        5.63 to 5.90       325,012,785
-------------------------------------------------------------------------------------------------
                 TOTAL FOREIGN CERTIFICATES
                 OF DEPOSIT
                 (Cost -- $10,538,104,161)                                         10,538,104,161
=================================================================================================

                 TOTAL INVESTMENTS -- 100%
                 (Cost -- $30,680,046,008*)                                       $30,680,046,008
=================================================================================================

*    Aggregate cost for Federal income tax purposes is substantially the same.


                       See Notes to Financial Statements.

=================================================================================================
 Schedules of Investments (continued)                                           December 31, 1997
=================================================================================================

                                       GOVERNMENT PORTFOLIO

      FACE                                                          ANNUALIZED
     AMOUNT                       SECURITY                             YIELD            VALUE
=================================================================================================
U.S. OBLIGATIONS -- 0.6%
$    30,000,000  U.S. Treasury Notes
                    mature 3/31/98 to 12/18/98                     5.74% to 5.84%
                 (Cost -- $29,916,960)                                            $    29,916,960
=================================================================================================
U.S. AGENCIES AND INSTRUMENTALITIES -- 89.5%
    124,185,000  Federal Farm Credit Bank
                    mature 1/2/98 to 5/22/98                       5.60 to 5.94       122,887,779
    955,129,000  Federal Home Loan Bank
                    mature 1/15/98 to 12/18/98                     5.50 to 5.87       946,616,271
    891,736,000  Federal Home Loan Mortgage Corp.
                    mature 1/23/98 to 6/5/98                       5.52 to 5.73       884,168,547
  2,244,897,000  Federal National Mortgage Association
                    mature 1/5/98 to 10/16/98                      5.49 to 5.97     2,221,932,302
     65,000,000  World Bank
                    mature 3/16/98 to 6/15/98                      5.69 to 5.70        63,903,942
-------------------------------------------------------------------------------------------------
                 TOTAL U.S. AGENCIES AND
                 INSTRUMENTALITIES
                 (Cost -- $4,239,508,841)                                           4,239,508,841
=================================================================================================
REPURCHASE AGREEMENTS -- 9.9%
    150,000,000  Morgan Guaranty, 6.35% due 1/2/98;
                 Proceeds at maturity -- $150,052,917;
                 (Fully collateralized by U.S. Treasury Notes, Bonds &
                 Bills, 5.00% to 13.375% due 1/31/98 to 11/15/04;
                 Market value -- $153,000,290)                                        150,000,000
    203,413,000  Morgan Stanley Dean Witter Discover, 6.40% due 1/2/98;
                 Proceeds at maturity -- $203,485,325;
                 (Fully collateralized by U.S. Treasury Bonds,
                 FNMA & FHLB, 0.000% to 14.000% due 5/15/01 to 5/15/20;
                 Market value -- $207,686,656)                                        203,413,000
    115,000,000  Goldman, Sachs & Co., 6.45% due 1/2/98;
                 Proceeds at maturity -- $115,041,208;
                 (Fully collateralized by U.S. Treasury Bond,
                 6.375% due 8/15/27; Market value -- $117,300,501)                    115,000,000
-------------------------------------------------------------------------------------------------
                 TOTAL REPURCHASE AGREEMENTS
                 (Cost -- $468,413,000)                                               468,413,000
=================================================================================================
                 TOTAL INVESTMENTS -- 100%
                 (Cost -- $4,737,838,801*)                                         $4,737,838,801
=================================================================================================

*    Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

=================================================================================================
Schedules of Investments (continued)                                            December 31, 1997
=================================================================================================

                                       RETIREMENT PORTFOLIO

      FACE                                                          ANNUALIZED
     AMOUNT                       SECURITY                             YIELD            VALUE
=================================================================================================
U.S. AGENCIES AND INSTRUMENTALITIES -- 2.8%
$     3,000,000  Federal Home Loan Bank
                    matures 1/22/98                                    5.66%      $     2,999,898
     35,800,000  Federal Home Loan Mortgage Corp.
                    matures 1/30/98                                    5.75            35,635,330
-------------------------------------------------------------------------------------------------
                 TOTAL U.S. AGENCIES AND
                 INSTRUMENTALITIES
                 (Cost -- $38,635,228)                                                 38,635,228
=================================================================================================
DOMESTIC BANK OBLIGATIONS -- 1.3%
     18,000,000  FCC National
                    mature 2/10/98 to 3/25/98
                 (Cost -- $17,997,820)                             5.71 to 6.10        17,997,820
=================================================================================================
DOMESTIC CERTIFICATES OF DEPOSIT -- 1.3%
     17,000,000  Morgan Guaranty
                    mature 1/6/98 to 7/28/98
                 (Cost -- $16,998,307)                             5.83 to 5.83        16,998,307
=================================================================================================
TIME DEPOSITS -- 2.2%
     30,000,000  Republic National Bank
                    matures 1/2/98
                 (Cost -- $30,000,000)                                 6.75            30,000,000
=================================================================================================
COMMERCIAL PAPER -- 60.8%
     10,000,000  Abbey National PLC
                    matures 4/27/98                                    5.70             9,821,167
     13,000,000  ABN AMRO Bank (Canada)
                    matures 1/5/98                                     5.60            12,995,927
     38,000,000  Asset Securitization Corp.
                    mature 2/18/98 to 3/17/98                      5.68 to 5.80        37,636,808
      8,000,000  Banca Commerciale Italiana
                    matures 2/17/98                                    5.75             7,941,511
     24,000,000  Bank of America (New York)
                    matures 4/28/98                                    5.76            23,561,640
     13,000,000  Bank of New York
                    matures 3/23/98                                    5.80            12,832,690
     20,000,000  Bell Atlantic Financial Services
                    matures 1/27/98                                    5.89            19,915,500
     37,000,000  Cades
                    mature 2/19/98 to 6/10/98                      5.73 to 5.87        36,433,171
     28,000,000  CAFCO
                    matures 1/27/98                                    5.86            27,882,509
     25,000,000  Centric Capital Corp.
                    matures 2/23/98                                    5.80            24,789,472

                       See Notes to Financial Statements.

=================================================================================================
Schedules of Investments (continued)                                            December 31, 1997
=================================================================================================

                                       RETIREMENT PORTFOLIO

      FACE                                                          ANNUALIZED
     AMOUNT                       SECURITY                             YIELD            VALUE
=================================================================================================
COMMERCIAL PAPER -- 60.8% (continued)
 $    21,000,000 Chase Manhattan Bank Corp.
                    matures 1/30/98                                    5.65%      $    20,907,128
     15,000,000  Citicorp
                    matures 2/9/98                                     5.75            14,909,163
     18,000,000  Credit Suisse/First Boston
                    matures 2/20/98                                    5.77            17,857,875
     24,000,000  Credito Italiano
                    mature 2/18/98 to 5/21/98                      5.72 to 5.80        23,618,800
     39,800,000  Cregem North America
                    mature 2/9/98 to 3/16/98                        5.67 to 5.8        39,491,125
     35,000,000  Daimler-Benz North America
                    matures 4/8/98                                     5.82            34,460,572
     10,000,000  Finnish Export Credit Ltd.
                    matures 7/31/97                                    5.73             9,674,708
     25,000,000  Ford Motor Credit
                    matures 1/23/98                                    5.68            24,914,444
     40,000,000  General Electric Capital Corp.
                    mature 3/11/98 to 5/26/98                      5.80 to 5.81        39,386,729
     12,000,000  Generale Bank
                    matures 1/22/98                                    5.66            11,961,115
     35,100,000  Goldman, Sachs & Co.
                    mature 1/30/98 to 5/5/98                       5.82 to 5.71        34,792,167
     11,000,000  Grand Metropolitan Capital Corp.
                    matures 3/31/98                                    5.65            10,850,431
     33,000,000  J.P. Morgan & Co.
                    mature 3/18/98 to 3/23/98                       5.8 to 5.80        32,593,565
     24,000,000  Lloyds Bank
                    matures 1/5/98                                     5.72            23,985,173
     15,000,000  Merrill Lynch & Co., Inc.
                    matures 2/27/98                                    5.67            14,867,950
     20,000,000  Morgan Stanley
                    matures 1/23/98                                    5.76            19,930,333
     16,000,000  National Bank of Canada
                    matures 2/2/98                                     5.62            15,921,493
     39,000,000  NationsBank Corp.
                    mature 2/10/98 to 3/23/98                       5.8 to 5.81        38,620,761
     35,000,000  Oesterreichische Kontroll Bank
                    mature 1/14/98 to 2/27/98                      5.65 to 5.83        34,823,003
     18,000,000  Preferred Receivable Funding
                    matures 1/20/98                                    5.93            17,943,950
     35,000,000  San Paolo US Finance Inc.
                    mature 3/17/98 to 6/30/98                      5.71 to 5.76        34,369,708
     31,900,000  Svenska Handelsbanken
                    matures 1/30/98                                    5.64            31,757,123

                       See Notes to Financial Statements.

=================================================================================================
Schedules of Investments (continued)                                            December 31, 1997
=================================================================================================

                                       RETIREMENT PORTFOLIO

      FACE                                                          ANNUALIZED
     AMOUNT                       SECURITY                             YIELD            VALUE
=================================================================================================
COMMERCIAL PAPER -- 60.8% (continued)
$    29,900,000  Union Bank of Switzerland
                    matures 1/2/98                                     6.75%      $    29,894,394
     14,000,000  USAA Capital Corp.
                    matures 2/26/98                                    5.83            13,874,342
     21,000,000  Woolwich Bank
                    matures 6/5/98                                     5.84            20,487,338
-------------------------------------------------------------------------------------------------
                 TOTAL COMMERCIAL PAPER
                 (Cost -- $825,703,785)                                               825,703,785
=================================================================================================

FOREIGN CERTIFICATES OF DEPOSIT -- 30.5%
     15,000,000  Abbey National PLC
                    matures 4/3/98                                     5.64            15,002,477
     10,000,000  Australia & New Zealand
                    matures 2/19/98                                    5.69            10,000,040
     21,000,000  Bank of Montreal
                    matures 2/18/98                                    5.75            21,000,200
     24,000,000  Banque De Paris Nationale
                    matures 2/3/98                                     5.66            23,997,698
     10,000,000  Barclay's Bank
                    matures 6/24/98                                    5.99             9,997,264
     27,000,000  Bayerische Landesbank
                    mature 1/14/98 to 6/3/98                       5.67 to 5.68        26,998,507
     12,000,000  Canadian Imperial Bank of Commerce
                    mature 3/19/98 to 8/11/98                      5.78 to 5.90        12,000,073
     15,000,000  Commerzbank
                    matures 8/17/98                                    5.90            14,997,760
     21,000,000  Credit Agricole Indosuez
                    matures 2/17/98                                    5.72            21,000,799
      9,000,000  Credit Suisse
                    matures 3/3/98                                     5.77             8,998,911
     30,000,000  Creditanstalt Bankverein
                    matures 3/16/98                                    5.80            30,000,437
     29,900,000  Deutsche Bank
                    mature 1/9/98 to 4/6/98                        5.64 to 5.64        29,900,000
     10,000,000  International Nederlanden Group
                    matures 4/9/98                                     5.75            10,001,806
     20,000,000  National Westminster Bank PLC
                    matures 1/7/98                                     5.62            20,000,194
     28,900,000  Rabobank
                    mature 2/3/98 to 3/20/98                       5.82 to 6.02        28,894,919
     10,000,000  Royal Bank of Canada
                    matures 6/8/98                                     6.10             9,997,934
     28,000,000  Societe Generale (New York)
                    matures 1/7/98 to 10/7/98                      5.77 to 5.82        27,999,163

                       See Notes to Financial Statements.

=================================================================================================
Schedules of Investments (continued)                                            December 31, 1997
=================================================================================================

                                       RETIREMENT PORTFOLIO

      FACE                                                          ANNUALIZED
     AMOUNT                       SECURITY                             YIELD            VALUE
=================================================================================================
FOREIGN CERTIFICATES OF DEPOSIT -- 30.5% (continued)
$    42,000,000  Swiss Bank Corp.
                    mature 2/12/98 to 5/22/98                      5.75% to 6.05% $    41,998,340
     11,000,000  Toronto Dominion
                    matures 6/3/98                                     6.00            11,005,595
     41,000,000  Westdeutsche Landesbank
                    matures 3/4/98                                     5.80            40,999,100
-------------------------------------------------------------------------------------------------
                 TOTAL FOREIGN CERTIFICATES
                 OF DEPOSIT
                 (Cost -- $414,791,217)                                               414,791,217
=================================================================================================
REPURCHASE AGREEMENTS -- 1.1%
     14,843,000  Morgan Stanley Dean Witter Discover, 6.40% due 1/2/98;
                 Proceeds at maturity -- $14,848,278; (Fully collateralized by U.S. Treasury Notes, 7.125% due 10/15/98;
                 Market value -- $15,143,939) (Cost -- $14,843,000)                    14,843,000
=================================================================================================
                 TOTAL INVESTMENTS -- 100%
                 (Cost -- $1,358,969,357*)                                        $ 1,358,969,357
=================================================================================================

*    Aggregate cost for Federal income tax purposes is substantially the same.

                       See Notes to Financial Statements.

===================================================================================================================
Statements of Assets and Liabilities                                                             December 31, 1997
===================================================================================================================
                                                       Cash                   Government               Retirement
                                                     Portfolio                 Portfolio                Portfolio
===================================================================================================================
ASSETS:
   Investments, at amortized cost               $ 30,680,046,008            $4,737,838,801           $1,358,969,357
   Cash                                                      408                       313                      411
   Interest receivable                               297,184,092                 4,475,751               11,758,247
   Receivable from manager                                28,596                        --                       --
   Other assets                                        1,514,778                   138,908                  102,615
-------------------------------------------------------------------------------------------------------------------
   Total Assets                                   30,978,773,882             4,742,453,773            1,370,830,630
-------------------------------------------------------------------------------------------------------------------
LIABILITIES:
   Dividends payable                                  72,721,072                10,808,445                3,160,595
   Management fees payable                            10,172,155                 1,649,525                  493,656
   Distribution fees payable                             972,359                   104,721                   42,661
   Deferred compensation payable                         163,146                    27,265                   10,377
   Payable for securities purchased                           --                98,673,604                       --
   Accrued expenses                                    1,968,118                   348,074                    3,307
-------------------------------------------------------------------------------------------------------------------
   Total Liabilities                                  85,996,850               111,611,634                3,710,596
-------------------------------------------------------------------------------------------------------------------
Total Net Assets                                 $30,892,777,032            $4,630,842,139           $1,367,120,034
===================================================================================================================
NET ASSETS:
   Capital Stock
     (40,000,000,000,
     10,000,000,000, and
     5,000,000,000 shares
     authorized, respectively;
     par value $0.01 per share)                     $308,936,651               $46,308,255              $13,671,200
   Capital paid in excess
     of par value                                 30,584,976,255             4,584,533,884            1,353,448,834
   Accumulated net realized loss
     from security transactions                       (1,135,874)                       --                       --
-------------------------------------------------------------------------------------------------------------------
Total Net Assets                                 $30,892,777,032            $4,630,842,139           $1,367,120,034
===================================================================================================================
Shares Outstanding:
   Class A                                        30,827,660,251             4,571,684,155            1,367,120,034
   ----------------------------------------------------------------------------------------------------------------
   Class C                                             2,015,872                   501,534                       --
   ----------------------------------------------------------------------------------------------------------------
   Class Y                                            63,983,067                 7,429,607                       --
   ----------------------------------------------------------------------------------------------------------------
   Class Z                                                 5,869                51,210,199                       --
   ----------------------------------------------------------------------------------------------------------------
Net Asset Value, per class                                 $1.00                     $1.00                    $1.00
===================================================================================================================

                       See Notes to Financial Statements.

============================================================================================
 Statements of Operations                               For the Year Ended December 31, 1997
============================================================================================

                                       Cash               Government             Retirement
                                     Portfolio             Portfolio              Portfolio
============================================================================================
INVESTMENT INCOME:
   Interest                       $1,681,331,928          $252,681,705           $77,313,170
--------------------------------------------------------------------------------------------
EXPENSES:
   Management fees (Note 3)          117,380,871            19,475,520             5,982,179
   Shareholder and system
     servicing fees                   33,744,537             2,747,659             1,639,792
   Distribution fees (Note 3)         29,598,872             4,481,183             1,370,886
   Shareholder communications          4,514,806               366,000               297,711
   Custody                             1,864,067               183,575                67,821
   Registration fees                   1,715,929               301,665               301,852
   Insurance                             276,955                44,763                13,653
   Directors' fees                       208,152                20,000                19,049
   Audit and legal                        65,765                44,317                27,816
   Other                                  75,659                16,501                 3,580
--------------------------------------------------------------------------------------------
   Total Expenses                    189,445,613            27,681,183             9,724,339
--------------------------------------------------------------------------------------------
Net Investment Income              1,491,886,315           225,000,522            67,588,831
--------------------------------------------------------------------------------------------
Net Realized Gain From
   Security Transactions                  13,789                 1,014                 4,875
--------------------------------------------------------------------------------------------
Increase in Net Assets
   From Operations                $1,491,900,104          $225,001,536           $67,593,706
============================================================================================

                       See Notes to Financial Statements.

==================================================================================
Statements of Changes in Net Assets
==================================================================================

                                                     Years Ended December 31,
                                            --------------------------------------
Cash Portfolio                                      1997                 1996
==================================================================================
OPERATIONS:
   Net investment income                    $   1,491,886,315    $   1,245,706,580
   Net realized gain                                   13,789              282,722
----------------------------------------------------------------------------------
   Increase in Net Assets From Operations       1,491,900,104        1,245,989,302
----------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS (NOTE 2)                          (1,491,864,232)      (1,245,706,580)
----------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
   Proceeds from sale of shares               133,949,259,558      112,463,129,671
   Net asset value of shares issued
      in connection with the transfer
      of net assets of the Smith Barney
      Funds, Inc. -- Income Return
      Account Portfolio (Note 7)                      977,206                   --
   Net asset value of shares issued
      for reinvestment of dividends             1,440,716,985        1,224,522,521
   Cost of shares reacquired                 (131,985,544,414)    (109,201,241,036)
----------------------------------------------------------------------------------
   Increase in Net Assets From
      Fund Share Transactions                   3,405,409,335        4,486,411,156
----------------------------------------------------------------------------------
Increase in Net Assets                          3,405,445,207        4,486,693,878

NET ASSETS:
   Beginning of year                           27,487,331,825       23,000,637,947
----------------------------------------------------------------------------------
   End of year                              $  30,892,777,032    $  27,487,331,825
==================================================================================

                       See Notes to Financial Statements.

================================================================================
 Statements of Changes in Net Assets (continued)
================================================================================

                                                    Years Ended December 31,
                                            ------------------------------------
Government Portfolio                                1997                1996
================================================================================
OPERATIONS:
   Net investment income                    $    225,000,522    $    208,495,636
   Net realized gain                                   1,014              23,025
--------------------------------------------------------------------------------
   Increase in Net Assets From Operations        225,001,536         208,518,661
--------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS (NOTE 2)                           (225,001,536)       (208,518,661)
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
   Proceeds from sale of shares               16,950,826,473      16,447,868,058
   Net asset value of shares issued
      for reinvestment of dividends              218,982,359         207,002,672
   Cost of shares reacquired                 (16,981,687,366)    (16,287,630,574)
--------------------------------------------------------------------------------
   Increase in Net Assets From
      Fund Share Transactions                    188,121,466         367,240,156
--------------------------------------------------------------------------------
Increase in Net Assets                           188,121,466         367,240,156

NET ASSETS:
   Beginning of year                           4,442,720,673       4,075,480,517
--------------------------------------------------------------------------------
   End of year                              $  4,630,842,139    $  4,442,720,673
================================================================================

                       See Notes to Financial Statements.

================================================================================
Statements of Changes in Net Assets (continued)
================================================================================

                                                    Years Ended December 31,
                                            ------------------------------------
Retirement Portfolio                                1997               1996
===============================================================================
OPERATIONS:
   Net investment income                     $    67,588,831    $    60,467,590
   Net realized gain                                   4,875                 --
-------------------------------------------------------------------------------
   Increase in Net Assets From Operations         67,593,706         60,467,590
-------------------------------------------------------------------------------
DISTRIBUTIONS TO
SHAREHOLDERS (NOTE 2)                            (67,593,706)       (60,467,590)
-------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
   Proceeds from sale of shares                5,002,210,790      4,577,974,101
   Net asset value of shares issued
      for reinvestment of dividends               66,161,619         60,304,723
   Cost of shares reacquired                  (5,056,269,867)    (4,562,913,860)
-------------------------------------------------------------------------------
   Increase in Net Assets From
      Fund Share Transactions                     12,102,542         75,364,964
-------------------------------------------------------------------------------
Increase in Net Assets                            12,102,542         75,364,964

NET ASSETS:
   Beginning of year                           1,355,017,492      1,279,652,528
-------------------------------------------------------------------------------
   End of year                               $ 1,367,120,034    $ 1,355,017,492
===============================================================================

                       See Notes to Financial Statements.

================================================================================
Notes to Financial Statements
================================================================================

     1.   SIGNIFICANT ACCOUNTING POLICIES

     Smith Barney Money Funds, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of three separate investment portfolios ("Portfolios"): the Cash Portfolio, the Government Portfolio and the Retirement Portfolio.

     The significant accounting policies consistently followed by the Fund are:
(a) transactions in money market instruments and government obligations are accounted for on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, which approximates value; (c) interest income is recorded on the accrual basis; (d) direct expenses are charged to each Portfolio and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f) the Portfolios intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to be relieved from substantially all Federal income and excise taxes; and (g) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

     2.   DIVIDENDS

     Each Portfolio declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in each respective Portfolio's shares on the payable date.

     3.   MANAGEMENT AGREEMENT AND OTHER TRANSACTIONS

     Mutual Management Corp. ("MMC"), formerly known as Smith Barney Mutual Funds Management Inc., a subsidiary of Salomon Smith Barney Holdings, Inc. ("SSBH"), acts as investment manager to the Fund. As compensation for its services, each Portfolio pays MMC a daily fee calculated at the following rates:
Cash Portfolio: 0.45% on the first $6.0 billion of average daily net assets, 0.425% on the next $6.0 billion, 0.40% on the next $6.0 billion

================================================================================
Notes to Financial Statements (continued)
================================================================================

and 0.35% on the average daily net assets in excess of $18.0 billion; Government
Portfolio: 0.45% on the first $2.5 billion of the average daily net assets, 0.40% on the next $2.5 billion and 0.35% on average daily net assets in excess of $5.0 billion; and Retirement Portfolio: 0.45% on the first $1.0 billion of average daily net assets, 0.40% on the next $1.0 billion and 0.35% on average daily net assets in excess of $2.0 billion. These fees are calculated daily and paid monthly.

     Pursuant to a Distribution Plan, each Portfolio makes payments to Smith Barney Inc. ("SB"), another subsidiary of SSBH, for assistance in distributing Class A and C shares, calculated at an annual rate of 0.10% of average daily net assets of each class, respectively. For the year ended December 31, 1997, total Distribution Plan fees incurred were:

Portfolio                                       Class A               Class C
================================================================================
Cash                                          $29,596,811              $2,061
Government                                      4,480,439                 744
Retirement                                      1,370,886                  --
================================================================================

     All officers and one Director of the Fund are employees of SB.

     4.   CAPITAL LOSS CARRYFORWARD

     At December 31, 1997, the Cash Portfolio had, for Federal tax purposes, approximately $1,344,000 of capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on December 31 of the year indicated:

                                                2000                  2001
=============================================================================
Carryforward Amounts                          $213,000            $1,131,000
=============================================================================

     5.   REPURCHASE AGREEMENTS

     The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

================================================================================
Notes to Financial Statements (continued)
================================================================================

     6.   CAPITAL SHARES

     The Fund has multiple classes of shares within the Cash and Government Portfolios. Class A and Class Y shares can be purchased directly by investors; Class C shares can only be purchased by participants in the Smith Barney 401(k) Program; and, Class Z shares can only be purchased by participants in the Smith Barney Employee 401(k) Program.

     Transactions in shares of each Portfolio were as follows:

                                              Year Ended           Year Ended
Cash Portfolio                            December 31, 1997   December 31, 1996
================================================================================
Class A
   Shares sold                              133,360,262,023     112,083,943,961
   Net asset value of shares issued
      in connection with the transfer
      of net assets of the Smith Barney
      Funds, Inc. -- Income Return
      Account Portfolio (Note 7)                    977,206                  --
   Shares issued on reinvestment              1,436,817,723       1,222,436,770
   Shares redeemed                         (131,404,913,110)   (108,841,816,611)
-------------------------------------------------------------------------------
   Net Increase                               3,393,143,842       4,464,564,120
===============================================================================
Class C
   Shares sold                                    1,015,538           2,153,797
   Shares issued on reinvestment                    103,407             100,716
   Shares redeemed                               (1,255,407)         (1,838,758)
-------------------------------------------------------------------------------
   Net Increase (Decrease)                         (136,462)            415,755
===============================================================================
Class Y
   Shares sold                                  587,981,997         377,031,913
   Shares issued on reinvestment                  3,795,560           1,984,761
   Shares redeemed                             (579,375,897)       (357,585,667)
-------------------------------------------------------------------------------
   Net Increase                                  12,401,660          21,431,007
===============================================================================
Class Z
   Shares sold                                           --                  --
   Shares issued on reinvestment                        295                 274
   Shares redeemed                                       --                  --
-------------------------------------------------------------------------------
   Net Increase                                         295                 274
===============================================================================

================================================================================
Notes to Financial Statements (continued)
================================================================================


                                              Year Ended          Year Ended
Government Portfolio                      December 31, 1997   December 31, 1996
===============================================================================
Class A
   Shares sold                              16,638,043,109       16,321,871,925
   Shares issued on reinvestment               215,119,151          204,615,591
   Shares redeemed                         (16,634,487,380)     (16,210,993,997)
-------------------------------------------------------------------------------
   Net Increase                                218,674,880          315,493,519
===============================================================================
Class C
   Shares sold                                      45,838               97,252
   Shares issued on reinvestment                    36,492               57,445
   Shares redeemed                                (562,515)            (631,770)
-------------------------------------------------------------------------------
   Net Decrease                                   (480,185)            (477,073)
===============================================================================
Class Y
   Shares sold                                 293,187,265          118,300,033
   Shares issued on reinvestment                 1,331,017              616,191
   Shares redeemed                            (338,961,831)         (72,418,898)
-------------------------------------------------------------------------------
   Net Increase (Decrease)                     (44,443,549)          46,497,326
===============================================================================
Class Z
   Shares sold                                  19,550,261            7,598,848
   Shares issued on reinvestment                 2,495,699            1,713,445
   Shares redeemed                              (7,675,640)          (3,585,909)
-------------------------------------------------------------------------------
   Net Increase                                 14,370,320            5,726,384
===============================================================================

Retirement Portfolio
===============================================================================

Class A
   Shares sold                               5,002,210,790        4,577,974,101
   Shares issued on reinvestment                66,161,619           60,304,723
   Shares redeemed                          (5,056,269,867)      (4,562,913,860)
-------------------------------------------------------------------------------
   Net Increase                                 12,102,542           75,364,964
===============================================================================

================================================================================
Notes to Financial Statements (continued)
================================================================================

   7. TRANSFER OF NET ASSETS

     On December 5, 1997, the Cash Portfolio acquired the assets and certain liabilities of the Smith Barney Funds, Inc. -- Income Return Account Portfolio ("IRAP"), in a taxable transaction pursuant to a plan of reorganization approved by IRAP shareholders on November 19, 1997. Total shares issued by the Cash Portfolio and the total net assets of IRAP and the Cash Portfolio on the date of the transfer were as follows:

                                       Shares             Total Net            Total Net
  Acquired                          Issued by the         Assets of            Assets of
    Fund                           Cash Portfolio           IRAP            Cash Portfolio
============================================================================================
   IRAP                                977,206            $977,206          $31,595,186,434
============================================================================================

     The net assets of the Cash Portfolio immediately after the transfer were $31,596,163,640.

================================================================================
Financial Highlights
================================================================================

For a share of each class of capital stock outstanding throughout each year:

                                                              Class A
                                         ------------------------------------------------------
Cash Portfolio                             1997       1996        1995       1994        1993
===============================================================================================
Net Asset Value, Beginning of Year         $1.00      $1.00      $1.00       $1.00      $1.00
-----------------------------------------------------------------------------------------------
  Net investment income                     0.050      0.050      0.054       0.037      0.026
  Dividends from
    net investment income                  (0.050)    (0.050)    (0.054)     (0.037)    (0.026)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Year               $1.00      $1.00      $1.00       $1.00      $1.00
-----------------------------------------------------------------------------------------------
Total Return                                5.12%      4.98%      5.53%       3.73%      2.63%
-----------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)       $30,827    $27,434    $22,969     $17,590     $2,953
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                  0.64%      0.62%      0.62%       0.64%      0.64%
  Net investment income                     5.01       4.87       5.39        4.10       2.60
===============================================================================================

                                                              Class C
                                         ------------------------------------------------------
Cash Portfolio                             1997       1996        1995      1994(1)
===============================================================================================
Net Asset Value, Beginning of Year         $1.00      $1.00      $1.00       $1.00
-----------------------------------------------------------------------------------------------
  Net investment income                     0.051      0.050      0.054       0.007
  Dividends from
    net investment income                  (0.051)    (0.050)    (0.054)     (0.007)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Year               $1.00      $1.00      $1.00       $1.00
-----------------------------------------------------------------------------------------------
Total Return                                5.17%      4.98%      5.53%       0.70%++
-----------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)            $2,016     $2,152     $1,737      $1,323
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                  0.59%      0.62%      0.62%       0.62%+
  Net investment income                     5.05       4.87       5.39        4.77+
===============================================================================================

                                                              Class Y
                                         ------------------------------------------------------
Cash Portfolio                             1997       1996        1995      1994(2)
===============================================================================================
Net Asset Value, Beginning of Year         $1.00      $1.00      $1.00       $1.00
-----------------------------------------------------------------------------------------------
  Net investment income                     0.052      0.051      0.054       0.0004
  Dividends from
    net investment income                  (0.052)    (0.051)    (0.054)     (0.0004)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Year               $1.00      $1.00      $1.00       $1.00
-----------------------------------------------------------------------------------------------
Total Return                                5.32%      5.09%      5.50%       0.40%++
-----------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)           $63,985    $51,581    $30,150        $507
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                  0.43%      0.52%      0.51%       0.53%+
  Net investment income                     5.22       4.97       5.29        5.23+
===============================================================================================

(1)  For the period from November 10, 1994 (inception date) to December 31,
     1994.
(2)  For the period from December 29, 1994 (inception date) to December 31,
     1994.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each year:

                                                                 Class Z
                                          -----------------------------------------------------
Cash Portfolio                             1997        1996       1995      1994(1)
===============================================================================================
Net Asset Value, Beginning of Year         $1.00      $1.00      $1.00       $1.00
-----------------------------------------------------------------------------------------------
  Net investment income                     0.052      0.051      0.055       0.006
  Dividends from
    net investment income                  (0.052)    (0.051)    (0.055)     (0.006)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Year               $1.00      $1.00      $1.00       $1.00
-----------------------------------------------------------------------------------------------
Total Return                                5.33%      5.06%      5.63%       0.60%++
-----------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)                $6         $6         $5          $5
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                  0.44%      0.53%      0.52%       0.47%+
  Net investment income                     5.21       4.96       5.49        5.12+
===============================================================================================

                                                                Class A
                                          -----------------------------------------------------
Government Portfolio                       1997        1996       1995       1994       1993(2)
===============================================================================================
Net Asset Value, Beginning of Year         $1.00      $1.00      $1.00       $1.00      $1.00
-----------------------------------------------------------------------------------------------
  Net investment income                     0.049      0.048      0.053       0.036      0.025
  Dividends from
    net investment income                  (0.049)    (0.048)    (0.053)     (0.036)    (0.025)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Year               $1.00      $1.00      $1.00       $1.00      $1.00
-----------------------------------------------------------------------------------------------
Total Return                                5.04%      4.89%      5.45%       3.63%      2.55%
-----------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)        $4,572     $4,353     $4,038      $3,695       $636
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                  0.61%      0.61%      0.60%       0.61%      0.61%
  Net investment income                     4.92       4.78       5.31        4.03       2.53
===============================================================================================

                                                               Class C(3)
                                          -----------------------------------------------------
Government Portfolio                       1997        1996       1995      1994(4)
===============================================================================================
Net Asset Value, Beginning of Year         $1.00      $1.00      $1.00       $1.00
-----------------------------------------------------------------------------------------------
  Net investment income                     0.049      0.048      0.053       0.036
  Dividends from
    net investment income                  (0.049)    (0.048)    (0.053)     (0.036)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Year               $1.00      $1.00      $1.00       $1.00
-----------------------------------------------------------------------------------------------
Total Return                                5.04%      4.89%      5.46%       3.63%
-----------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)              $502       $982     $1,459      $3,961
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                  0.61%      0.61%      0.60%       0.61%
  Net investment income                     4.90       4.78       5.36        3.78
===============================================================================================

(1)  For the period from November 15, 1994 (inception date) to December 31,
     1994.
(2) Since no difference in expenses existed for Class A, C and Y shares of the Government Portfolio for 1993, this information is identical for each class of shares.
(3)  The inception date for Class C shares is March 5, 1993.
(4)  On November 7, 1994, the former Class C shares were renamed as Class Y shares.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

================================================================================
Financial Highlights (continued)
================================================================================

For a share of each class of capital stock outstanding throughout each year:

                                                              Class Y(1)
                                          -----------------------------------------------------
Government Portfolio                       1997       1996        1995      1994(2)
===============================================================================================
Net Asset Value, Beginning of Year         $1.00      $1.00      $1.00       $1.00
-----------------------------------------------------------------------------------------------
  Net investment income                     0.050      0.049      0.054       0.036
  Dividends from
    net investment income                  (0.050)    (0.049)    (0.054)     (0.036)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Year               $1.00      $1.00      $1.00       $1.00
-----------------------------------------------------------------------------------------------
Total Return                                5.14%      4.99%      5.55%       3.65%
-----------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)            $7,430    $51,873     $5,376        $917
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                  0.51%      0.51%      0.50%       0.60%
  Net investment income                     4.98       4.88       5.51        3.58
===============================================================================================

                                                               Class Z
                                          -----------------------------------------------------
Government Portfolio                       1997       1996        1995      1994(3)
===============================================================================================
Net Asset Value, Beginning of Year         $1.00      $1.00      $1.00       $1.00
-----------------------------------------------------------------------------------------------
  Net investment income                     0.050      0.049      0.054       0.007
  Dividends from
    net investment income                  (0.050)    (0.049)    (0.054)     (0.007)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Year               $1.00      $1.00      $1.00       $1.00
-----------------------------------------------------------------------------------------------
Total Return                                5.14%      4.99%      5.56%       0.70%++
-----------------------------------------------------------------------------------------------
Net Assets, End of Year (000s)           $51,210    $36,840    $31,113     $29,669
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                  0.51%      0.51%      0.50%       0.51%+
  Net investment income                     5.03       4.88       5.42        4.93+
===============================================================================================

                                                                Class A
                                          -----------------------------------------------------
Retirement Portfolio                       1997       1996        1995       1994       1993
===============================================================================================
Net Asset Value, Beginning of Year         $1.00      $1.00      $1.00       $1.00      $1.00
-----------------------------------------------------------------------------------------------
  Net investment income                     0.049      0.048      0.053       0.036      0.026
  Dividends from
    net investment income                  (0.049)    (0.048)    (0.053)     (0.036)    (0.026)
-----------------------------------------------------------------------------------------------
Net Asset Value, End of Year               $1.00      $1.00      $1.00       $1.00      $1.00
-----------------------------------------------------------------------------------------------
Total Return                                5.03%      4.86%      5.42%       3.67%      2.58%
-----------------------------------------------------------------------------------------------
Net Assets, End of Year (millions)        $1,367     $1,355     $1,280      $1,061     $1,184
-----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses                                  0.71%      0.71%      0.72%       0.70%      0.70%
  Net investment income                     4.92       4.75       5.28        3.57       2.55
===============================================================================================

(1)  The inception date for Class Y shares is October 28, 1993.
(2)  On November 7, 1994, the former Class Y shares were renamed as Class Z shares.
(3)  For the period from November 9, 1994 (inception date) to December 31, 1994.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+    Annualized.

================================================================================
Independent Auditors' Report
================================================================================

To the Shareholders and Board of Directors of The Smith Barney Money Funds, Inc.:

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Smith Barney Money Funds, Inc. (comprising of the Cash, Government and Retirement Portfolios) as of December 31, 1997, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. As to securities purchased but not received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting Smith Barney Money Funds, Inc. as of December 31, 1997, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended, in conformity with generally accepted accounting principles.


                                        /s/ KPMG Peat Marwick LLP


New York, New York
February 10, 1998

================================================================================
Tax Information (unaudited)
================================================================================

     For Federal tax purposes the Fund hereby designates for the fiscal year ended December 31, 1997:

     Percentage of ordinary dividends paid by the Fund from net investment income derived from Federal obligations and that may be exempt from taxation at the state level:

           o Cash Portfolio                          2.22%
           o Government Portfolio                   22.43%
           o Retirement Portfolio                    1.84%

                      [This page intentionally left blank]

Smith Barney                                                        SMITH BARNEY
Money Funds, Inc.                                                   ------------

                                                A Member of TravelersGroup[LOGO]

Directors                             Investment Manager
Donald R. Foley                       Mutual Management Corp.
Paul Hardin
Heath B. McLendon, Chairman           Distributors
Roderick C. Rasmussen                 Smith Barney Inc.
John P. Toolan                        PFS Distributor, Inc.

Joseph H. Fleiss, Emeritus            Custodian
C. Richard Youngdahl, Emeritus        PNC Bank, N.A.

Officers                              Shareholder
Heath B. McLendon                     Servicing Agent
President and                         First Data Investor Services Group, Inc.
Chief Executive Officer               P.O. Box 9134
                                      Boston, MA 02205-9134
Lewis E. Daidone
Senior Vice President
and Treasurer

Phyllis M. Zahorodny
Vice President                        This report is submitted for the general
                                      information of the shareholders of Smith
Martin R. Hanley                      Barney Money Funds, Inc. It is not
Investment Officer                    authorized for distribution to prospective
                                      investors unless accompanied or
Irving P. David                       preceded by an effective Prospectus for
Controller                            the Fund, which contains information
                                      concerning the Fund's investment
Christina T. Sydor                    policies and expenses as well as other
Secretary                             pertinent information.


                                      Smith Barney
                                      Money Funds, Inc.
                                      388 Greenwich Street
                                      New York, New York 10013
                                      www.smithbarney.com



                                      FD0858 2/98